Equity (Details) - Schedule of Movements in Common Shares - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Movements in Common Shares [Abstract]
Balance at beginning, Share	37,576,449	34,154,062	34,154,062	30,000
Balance at beginning, Amount	$ 375,764	$ 341,541	$ 341,541	$ 3,000
Shares split from $ 0.10 to $ 0.01				300,000
Shares split from $ 0.10 to $ 0.01				$ 300,000
Shares issued	4,092,105			33,854,062
Shares issued	$ 40,922			$ 338,541
Balance at ending, Share	41,668,554	37,576,449	34,154,062	34,154,062
Balance at ending, Amount		$ 375,764	$ 341,541	$ 341,541
Issued during the year		3,000,895
Issued during the year		$ 30,008
Share warrants exercised		421,492
Share warrants exercised		$ 4,215